Annual Total Returns- Vanguard Consumer Discretionary Index Fund (Admiral) [BarChart] - Admiral - Vanguard Consumer Discretionary Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.69%	24.71%	43.58%	9.42%	6.35%	6.64%	22.83%	(2.26%)	27.55%	48.24%